Credit from Banks and Others (Composition) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Short-term debt
From financial institutions	$ 327	$ 296
Current maturities of: Debentures	131	206
Long-term loans from financial institutions	56	90
Lease liability	63	64
Long-term loans from others	0	23
Total current maturities of short-term debt	250	383
Total short-term debt	577	679
Long- term debt and debentures
Long term lease liability	299	325
Loans from financial institutions	679	194
Other loans	0	24
Total long- term debt and debentures	978	543
Marketable debentures	1,517	1,618
Non-marketable Debentures	191	275
Total Marketable Debentures	1,708	1,893
Total Long Term Debt And Marketable Debentures	2,686	2,436
Less – current maturities of: Debentures	131	206
Long-term loans from financial institutions	56	90
Lease liability	63	64
Long-term loans from others	0	23
Total current maturities of short-term debt	250	383
Long-term debt, debentures and others	$ 2,436	$ 2,053